Schedule of Investments (unaudited) November 30, 2020	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.2%
Health Care Authority of the City of Huntsville, RB
Series B1, 4.00%, 06/01/45	$315	$356,274
Series B1, (AGM), 3.00%, 06/01/50	865	903,648
Selma Industrial Development Board, RB, Series A, 5.38%, 12/01/35	335	349,509

		1,609,431

Arizona — 2.6%
Arizona Industrial Development Authority, RB(a)
4.38%, 07/01/39	250	262,415
Series A, 5.00%, 07/01/39	210	216,529
Series A, 5.00%, 07/01/49	240	244,409
Series A, 5.00%, 07/01/54	185	187,525
Industrial Development Authority of the County of Pima, RB, 5.00%, 06/15/47(a)	370	374,362
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39(a)	100	111,124
5.00%, 07/01/54(a)	225	242,962
Series A, 4.13%, 09/01/38	300	351,951
Maricopa County Pollution Control Corp., Refunding RB, Series B, 3.60%, 04/01/40	1,400	1,523,830

		3,515,107

California — 8.2%
California Health Facilities Financing Authority, Refunding RB, Series A, 4.00%, 04/01/45	290	329,544
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	505	570,125
Series I, 5.50%, 11/01/30	1,000	1,146,620
Series I, 5.50%, 11/01/31	1,500	1,718,535
California Statewide Communities Development Authority, Refunding RB, 4.00%, 03/01/42	1,000	1,125,220
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	690	711,528
Series A-2, 5.00%, 06/01/47	195	201,143
Kern Community College District, GO, Series C, 5.50%, 11/01/23(b)	1,025	1,180,349
Redondo Beach Unified School District, GO, Series E, 5.50%, 08/01/21(b)	1,000	1,035,310
Regents of the University of California Medical Center Pooled Revenue, Refunding RB
Series J, 5.25%, 05/15/23(b)	1,835	2,058,631
Series J, 5.25%, 05/15/38	520	576,482
Washington Township Health Care District, GO, Series B, 5.50%, 08/01/40	380	426,254

		11,079,741

Colorado — 4.2%
City & County of Denver Colorado Airport System Revenue, ARB, Series B, 5.25%, 11/15/32	3,250	3,668,990
City & County of Denver Colorado, RB, CAB, Series A-2, 0.00%, 08/01/38(c)	915	516,179
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(a)	360	357,696

Security	Par (000)	Value

Colorado (continued)
Colorado Educational & Cultural Facilities Authority, Refunding RB, 5.00%, 10/01/59(a)	$480	$493,339
Denver International Business Center Metropolitan District No.1, GO, Series A, 4.00%, 12/01/48	555	575,280

		5,611,484

District of Columbia — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	700	775,908

Florida — 11.5%
Capital Trust Agency, Inc., RB
Series A, 5.00%, 06/01/45(a)	205	207,525
Series A, 5.00%, 12/15/49	160	174,494
Series A, 5.00%, 12/15/54	140	152,435
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/21(b)	4,525	4,711,928
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	795	896,593
County of Miami-Dade Seaport Department, ARB, Series A, 6.00%, 10/01/38	4,215	4,777,829
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/46	625	254,750
Series A-2, 0.00%, 10/01/47	605	237,632
Series A-2, 0.00%, 10/01/48	430	162,424
Series A-2, 0.00%, 10/01/49	355	129,231
Esplanade Lake Club Community Development District, SAB, Series A-1, 4.13%, 11/01/50	615	626,101
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(a)	115	124,014
Orange County Health Facilities Authority, Refunding RB, 5.00%, 08/01/41	1,305	1,446,436
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(b)	745	836,762
Trout Creek Community Development District, SAB
4.00%, 05/01/40	275	279,889
4.00%, 05/01/51	455	455,145

		15,473,188

Georgia — 6.2%
City of Atlanta Georgia Department of Aviation, Refunding RB, Series C, 6.00%, 01/01/30	2,500	2,511,375
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	2,225	3,343,285
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	710	799,197
4.00%, 01/01/59	1,335	1,485,014
Municipal Electric Authority of Georgia, Refunding RB, Sub- Series A, 4.00%, 01/01/49	260	291,684

		8,430,555

Idaho — 0.6%
Idaho Health Facilities Authority, RB, 4.00%, 12/01/43	670	771,210

Illinois — 16.0%
Chicago O’Hare International Airport, ARB, Series A, 3rd Lien, 5.75%, 01/01/39	135	135,601
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(b)	6,185	6,495,209

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago Transit Authority, Refunding RB, (AGM-CR), 5.00%, 06/01/28	$3,000	$3,007,020
City of Chicago Illinois Wastewater Transmission Revenue, RB, 2nd Lien, 5.00%, 01/01/42	1,480	1,535,618
Cook County Community College District No.508, GO
5.50%, 12/01/38	855	917,321
5.25%, 12/01/43	1,430	1,498,125
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/37	520	526,100
Series A, 6.00%, 08/15/41	1,885	1,951,672
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	450	492,016
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	465	479,694
Railsplitter Tobacco Settlement Authority, RB(b)
5.50%, 06/01/21	915	939,101
6.00%, 06/01/21	260	267,509
State of Illinois, GO
5.25%, 02/01/31	610	649,571
5.25%, 02/01/32	1,010	1,069,560
5.50%, 07/01/33	1,000	1,046,240
5.50%, 07/01/38	270	278,778
Series D, 5.00%, 11/01/28	255	274,997
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	90	100,039

		21,664,171

Maine — 0.7%
Maine State Housing Authority, RB, S/F Housing, Series G, 2.38%, 11/15/40	970	977,615

Maryland — 0.4%
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	475	513,527

Massachusetts — 1.0%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	695	777,191
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 10/01/35	500	569,200

		1,346,391

Michigan — 0.0%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,022

Minnesota — 3.0%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	3,050	3,387,970
Series A, 5.25%, 02/15/58	520	617,110

		4,005,080

Mississippi — 1.7%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	1,000	1,168,290
Mississippi State University Educational Building Corp., Refunding RB, 5.25%, 08/01/23(b)	1,000	1,133,710

		2,302,000

Security	Par (000)	Value

Nevada — 0.3%
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	$125	$135,389
5.00%, 07/01/45	150	161,063
5.00%, 07/01/51	165	176,543

		472,995

New Hampshire — 0.1%
New Hampshire Business Finance Authority, Refunding RB, Series A, 3.63%, 07/01/43(a)(d)	185	187,753

New Jersey — 7.2%
New Jersey Economic Development Authority, RB, Series EEE, 5.00%, 06/15/43	160	184,520
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/47	300	337,185
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/46	2,070	2,371,930
Series AA, 5.50%, 06/15/39	1,620	1,753,812
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/48	270	304,614
Series A, 5.00%, 07/01/22(b)	1,120	1,204,258
State of New Jersey, GO, Series A, 4.00%, 06/01/31	200	243,740
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	580	713,029
Series A, 5.25%, 06/01/46	1,365	1,640,443
Sub-Series B, 5.00%, 06/01/46	810	934,262

		9,687,793

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	100	105,354

New York — 5.1%
Metropolitan Transportation Authority, RB
Series A, 5.25%, 11/15/21(b)	1,565	1,639,635
Series A-1, 5.25%, 11/15/39	1,000	1,082,810
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	805	904,393
Series C-1, 5.25%, 11/15/56	10	11,093
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/38	200	225,232
4.00%, 12/01/46	190	211,829
New York City Industrial Development Agency, Refunding RB
(AGM), 3.00%, 03/01/49	775	806,442
3.00%, 03/01/49	605	619,193
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(a)	460	478,244
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	460	536,585
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	400	427,244

		6,942,700

Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	1,890	2,118,350

2

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
County of Hamilton Ohio, Refunding RB, 4.00%, 08/15/50	$655	$757,514
Ohio Turnpike & Infrastructure Commission, RB, Series A-1, Junior Lien, 5.25%, 02/15/31	470	517,982

		3,393,846

Oregon(c) — 0.4%
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38	510	278,088
Multnomah & Clackamas Counties School District No.10JT Gresham-Barlow, GO, CAB, Series A, (GTD), 0.00%, 06/15/38	530	327,868

		605,956

Pennsylvania — 2.7%
Bristol Township School District, GO, (SAW), 5.25%, 06/01/37	1,500	1,654,920
Pennsylvania Turnpike Commission, RB, Series C, 5.00%, 12/01/43	415	462,372
Pennsylvania Turnpike Commission, Refunding RB, Series C, 5.00%, 12/01/23(b)	1,305	1,491,289

		3,608,581

Puerto Rico — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,774	1,921,206
Series A-1, Restructured, 5.00%, 07/01/58	2,403	2,643,108
Series A-2, Restructured, 4.33%, 07/01/40	580	617,839
Series A-2, Restructured, 4.78%, 07/01/58	121	130,944
Series B-1, Restructured, 4.75%, 07/01/53	187	202,635
Series B-2, Restructured, 4.78%, 07/01/58	181	196,271
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	1,638	490,155

		6,202,158

Rhode Island — 0.9%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	1,050	1,166,939

South Carolina — 8.1%
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	140	142,271
4.38%, 11/01/49	205	207,378
County of Charleston South Carolina, ARB, 5.25%, 12/01/38	1,525	1,727,245
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/55(a)	375	360,225
South Carolina Jobs-Economic Development Authority, Refunding RB
5.00%, 02/01/38	2,875	3,372,289
Series A, 5.00%, 05/01/43	880	1,040,063
Series A, 5.00%, 05/01/48	785	921,260
South Carolina Public Service Authority, RB
Series E, 5.00%, 12/01/48	440	486,165
Series E, 5.50%, 12/01/53	500	559,535
South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,825	2,121,234

		10,937,665

Security	Par (000)	Value

South Dakota — 0.6%
South Dakota Health & Educational Facilities Authority, Refunding RB, Series A, 4.00%, 09/01/50	$705	$802,741

Tennessee — 2.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Building, RB, Series A, 5.25%, 10/01/58	2,155	2,427,909
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Building, Refunding RB, Series A, 4.00%, 10/01/49	230	235,649

		2,663,558

Texas — 5.2%
City of Beaumont Texas, GO, 5.25%, 03/01/23(b)	980	1,089,544
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	1,000	1,117,630
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(a)	195	200,673
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	2,555	2,946,860
Red River Education Finance Corp., RB, 5.25%, 03/15/23(b) .	440	489,773
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	110	120,042
Texas Transportation Commission, RB, Series A, 5.00%, 08/01/57	240	281,611
Texas Transportation Commission, RB, CAB(c)
0.00%, 08/01/39	1,000	477,500
0.00%, 08/01/43	795	305,280

		7,028,913

Utah(a) — 0.2%
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/39	100	104,760
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40	150	161,088

		265,848

Virginia — 1.3%
Henrico County Economic Development Authority, Refunding RB, 4.00%, 10/01/45(e)	160	174,650
Lexington Industrial Development Authority, RB, 5.00%, 01/01/22(b)	370	389,247
Virginia Housing Development Authority, RB, M/F Housing(e)
Series 1, (GNMA/FNMA/FHLMC), 2.45%, 11/01/45	365	369,727
Series 1, (GNMA/FNMA/FHLMC), 2.55%, 11/01/50	840	848,795

		1,782,419

Washington — 0.7%
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/43(a)	900	968,778

Wisconsin — 0.8%
Public Finance Authority, RB
Series A, 5.00%, 10/15/40(a)	425	455,001
Series A, 5.00%, 11/15/41	75	88,403
Series A, 5.00%, 07/01/55(a)	130	134,277

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A-1, 4.50%, 01/01/35(a)	$230	$234,738
Public Finance Authority, Refunding RB, 5.00%, 09/01/54(a)	130	125,995

		1,038,414

Total Municipal Bonds — 100.7%
(Cost: $125,007,688)		135,942,841

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 10.7%
Sacramento Area Flood Control Agency, Refunding SAB, Series A, 5.00%, 10/01/43	2,775	3,355,780
San Marcos Unified School District, GO, Series A, 5.25%, 08/01/21(b)	10,680	11,039,382

		14,395,162

Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49(g)	1,490	1,641,459

Connecticut — 1.1%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,306	1,535,415

District of Columbia — 0.7%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	790	897,369

Florida — 1.4%
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45(g)	1,771	1,922,315

Georgia — 0.9%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	1,025	1,152,630

Idaho — 1.4%
Idaho State Building Authority, RB, Series A, 4.00%, 09/01/48	1,700	1,925,539

Illinois — 5.5%
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	825	959,780
Series B, 5.00%, 01/01/40	3,329	3,916,111
Series C, 5.00%, 01/01/38	2,252	2,598,971

		7,474,862

Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	1,455	1,585,805

Michigan — 3.7%
Michigan Finance Authority, RB, 4.00%, 02/15/47	1,624	1,850,486
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	2,650	3,150,744

		5,001,230

Nevada — 3.1%
Las Vegas Valley Water District, Refunding GO, Series C, 5.00%, 06/01/28	4,100	4,197,006

Security	Par (000)	Value

New Jersey — 0.8%
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 06/15/36(g)	$1,000	$1,036,695

New York — 14.6%
City of New York, GO, Sub-Series-D1, Series D, 5.00%, 12/01/43(g)	2,620	3,221,683
Hudson Yards Infrastructure Corp., RB(g)
5.75%, 02/15/21(b)	619	625,848
5.75%, 02/15/47	381	385,003
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	1,890	2,128,310
New York City Water & Sewer System, Refunding RB
Series BB, 5.25%, 12/15/21(b)	4,993	5,251,821
Series FF, 5.00%, 06/15/45	3,019	3,218,249
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	2,955	3,082,510
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(g)	1,740	1,823,550

		19,736,974

North Carolina — 2.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(b)	2,400	2,942,424
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48	892	976,701

		3,919,125

Pennsylvania — 3.6%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,094	1,321,524
Pennsylvania Turnpike Commission, Refunding RB, Sub- Series B-2, (AGM), 5.00%, 06/01/35	1,640	2,027,844
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,349	1,572,543

		4,921,911

Rhode Island — 1.6%
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,982	2,206,639

Texas — 7.0%
North Texas Tollway Authority, RB, Series A, 5.50%, 09/01/21(b)	2,310	2,401,153
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 11/15/38	4,456	4,889,042
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	1,114	1,224,647
Series A, (GNMA), 3.75%, 09/01/49	790	868,989

		9,383,831

Virginia — 1.8%
Hampton Roads Transportation Accountability Commission, RB
Series A, Senior Lien, 5.50%, 07/01/57(g)	1,337	1,667,681
Series A, Senior Lien, 4.00%, 07/01/60	630	743,274

		2,410,955

4

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia — 1.3%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(g)	$1,511	$1,732,526

Wisconsin — 2.5%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 4.10%, 11/01/43	1,342	1,505,739
Series A, 4.45%, 05/01/57	1,678	1,882,207

		3,387,946

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 67.0% (Cost: $84,385,368)		90,465,394

Total Investments — 167.7% (Cost: $209,393,056)		226,408,235

Other Assets Less Liabilities — 0.6%		733,238

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (37.0)%		(49,963,475)

VMTP Shares at Liquidation Value — (31.3)%		(42,200,000)

Net Assets Applicable to Common Shares — 100.0%		$134,977,998

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between December 15, 2020 to February 15, 2047, is $7,439,591.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$335,474	$—	$(335,413	)(a)	$(61)	$—	$—	—	$11	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Income Investment Quality Trust (BAF)

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$135,942,841	$—	$135,942,841
Municipal Bonds Transferred to Tender Option Bond Trusts	—	90,465,394	—	90,465,394

	$—	$226,408,235	$—	$226,408,235

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(49,945,236)	$—	$(49,945,236)
VMTP Shares at Liquidation Value	—	(42,200,000)	—	(42,200,000)

	$—	$(92,145,236)	$—	$(92,145,236)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

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